Summary of Significant Accounting Policies - Schedule of Computation of Dilured Net Loss Per Share (Details)	9 Months Ended
Sep. 30, 2021 shares
Weighted Average Number of Shares Outstanding, Diluted	12,857,521
Stock Option
Weighted Average Number of Shares Outstanding, Diluted	11,165,009
Restricted Stock Units
Weighted Average Number of Shares Outstanding, Diluted	1,692,512